Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 430,313	$ 599,208
Amounts receivable	737,753	1,370,781
Prepaid expenses and deposits	46,909	255,756
Assets held for sale		387,797
Total current assets	1,214,975	2,613,542
Oil and gas properties, net	721,403	50,823,184
Property and equipment, net	409,931	741,683
Long-term deposits	756,634	686,159
Total assets	3,102,943	54,864,568
Current liabilities:
Accounts payable and accrued liabilities	18,792,482	14,807,865
Loans payable	4,972,059	5,361,978
Convertible debt	11,823,815	10,364,993
Lease liability		10,356
Total current liabilities	35,588,356	30,545,192
Asset retirement obligation	6,412,057	5,895,209
Lease liability		35,017
Deferred tax liability		4,239,942
Total liabilities	42,000,413	40,715,360
Stockholders’ (deficiency) equity:
Share capital	79,611,590	78,382,631
Notes and amounts receivable for equity issued		(90,425)
Warrant and option reserve	7,228,089	7,209,546
Shares to be cancelled		7,645
Obligation to issue shares	54,042	6,000
Accumulated other comprehensive loss	(22,560,802)	(17,356,701)
Accumulated deficit	(103,230,389)	(54,009,488)
Total stockholders’ (deficiency) equity	(38,897,470)	14,149,208
Total liabilities and stockholders’ (deficiency) equity	$ 3,102,943	$ 54,864,568